Stock-based compensation - Options by exercise price range (Details) - Share option plan - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number (in shares)	913,540
Options outstanding, Weighted average remaining life	4 years	4 years 9 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 5.36	CAD 5.56
Total options exercisable (in shares)	887,140	898,500
Options exercisable, Weighted average remaining life	3 years 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 5.35	CAD 6.21
Fair value of options vested	CAD 518	CAD 594
Non-vested awards not yet recognized	CAD 46	CAD 269
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 2.75
Options outstanding, Number (in shares)	187,420
Options outstanding, Weighted average remaining life	4 years 3 months 18 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 2.75
Options exercisable, Number (in shares)	187,420
Options exercisable, Weighted average remaining life	4 years 3 months 18 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 2.75
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 2.79
Options outstanding, Number (in shares)	300,000
Options outstanding, Weighted average remaining life	4 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 2.79
Options exercisable, Number (in shares)	300,000
Options exercisable, Weighted average remaining life	4 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 2.79
$3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 3.69
Options outstanding, Number (in shares)	25,800
Options outstanding, Weighted average remaining life	10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 3.69
Options exercisable, Number (in shares)	25,800
Options exercisable, Weighted average remaining life	10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 3.69
$5.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 5.91
Options outstanding, Number (in shares)	132,000
Options outstanding, Weighted average remaining life	6 years
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 5.91
Options exercisable, Number (in shares)	105,600
Options exercisable, Weighted average remaining life	6 years
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 5.91
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 6.56
Options outstanding, Number (in shares)	70,780
Options outstanding, Weighted average remaining life	3 years 10 months 24 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 6.56
Options exercisable, Number (in shares)	70,780
Options exercisable, Weighted average remaining life	3 years 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 8.28
Options outstanding, Number (in shares)	10,000
Options outstanding, Weighted average remaining life	1 year 6 months
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 8.28
Options exercisable, Number (in shares)	10,000
Options exercisable, Weighted average remaining life	1 year 6 months
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 8.58
Options outstanding, Number (in shares)	30,000
Options outstanding, Weighted average remaining life	2 years 8 months 12 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 8.58
Options exercisable, Number (in shares)	30,000
Options exercisable, Weighted average remaining life	2 years 8 months 12 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 9.33
Options outstanding, Number (in shares)	55,780
Options outstanding, Weighted average remaining life	2 years 1 month 6 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 9.33
Options exercisable, Number (in shares)	55,780
Options exercisable, Weighted average remaining life	2 years 1 month 6 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 9.33
$10.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 10.13
Options outstanding, Number (in shares)	51,760
Options outstanding, Weighted average remaining life	3 years
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 10.13
Options exercisable, Number (in shares)	51,760
Options exercisable, Weighted average remaining life	3 years
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 10.13
$16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	CAD 16.46
Options outstanding, Number (in shares)	50,000
Options outstanding, Weighted average remaining life	3 months 18 days
Options outstanding, Weighted average exercise price (in CAD per share)	CAD 16.46
Options exercisable, Number (in shares)	50,000
Options exercisable, Weighted average remaining life	3 months 18 days
Options exercisable, Weighted average exercise price (in CAD per share)	CAD 16.46
Stock options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Period for award recognition	1 year	11 months